THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2024

(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (0.31% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.(3)	2009		$9,758,274	$90,193
Sentient Global Resources Fund IV, L.P. (2)(3)	2011		8,579,690	361,049
Real Estate (2.68% of Partners’ Capital)
Forum European Realty Income III, L.P.	2007		4,466,262	194,741
Phoenix Asia Real Estate Investments II, L.P.	2006		3,650,617	3,657,965

Total Cayman Islands			26,454,843	4,303,948

United Kingdom
Real Estate (0.15% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	2006		1,975,313	33,485
Patron Capital, L.P. II	2005		674,772	2,142
Patron Capital, L.P. III	2007		3,254,500	177,311

Total United Kingdom			5,904,585	212,938

United States
Energy (16.76% of Partners’ Capital)
Energy & Minerals Group Fund II, L.P. (2)	2011		11,423,305	13,161,778
Merit Energy Partners G, L.P.	2008		15,044,503	7,152,578
Midstream & Resources Follow-On Fund, L.P. (4)	2009		3,459,071	461,729
NGP Energy Technology Partners II, L.P.	2008		2,581,929	276,964
NGP IX Offshore Fund, L.P.	2007		4,181,800	44,867
NGP Midstream & Resources, L.P. (2)	2007		5,414,998	267,779
Quantum Parallel Partners V, LP (4)	2008		15,291,693	2,617,892
TPF II-A, L.P. (4)	2008		6,612,057	122,825
Event-Driven (2.52% of Partners’ Capital)
BDCM Partners I, L.P. (5)	2019		7,437,015	3,611,476
Fortelus Special Situations Fund Ltd. (5)	2019		-	8,459
Private Equity (2.80% of Partners’ Capital)
Garrison Opportunity Fund II A LLC	2010		-	7,936
Middle East North Africa Opportunities Fund, L.P. (5)	2019	3,969	3,969,272	36,724
Pinto America Growth Fund, L.P.	2005		-	27,952
Sterling Capital Partners II, L.P.	2005		1,039,496	52,235
The Column Group, LP	2007		30,741	2,262,604
Valiant Capital Partners LP (5)	2019		1,998,043	1,641,308
Real Estate (3.58% of Partners’ Capital)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (4)	2008		6,582,606	3,336,153
Lone Star Real Estate Fund II (U.S.), L.P.	2009		-	10,023
Monsoon Infrastructure & Realty Co-Invest, L.P. (4)	2008		6,167,911	1,786,026
SBC US Fund II, LP (4)	2011		4,017,947	18,689
Relative Value (0.40% of Partners’ Capital)
King Street Capital, L.P.(5)	2019		10,016	263,887
Magnetar Capital Fund LP (5)	2020		-	256,795
PIPE Equity Partners, LLC (3)(5)(6)	2003		17,723,154	-
PIPE Select Fund, LLC (3)(5)(6)	2009		15,623,045	-
Stark Select Asset Fund, LLC (5)	2018		-	51,776

Total United States			128,608,602	37,478,455

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			160,968,030	41,995,341	29.20%

Total Investments in Investment Funds(7)			160,968,030	41,995,341	29.20%

Total Investments			$160,968,030	$41,995,341	29.20%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2024 were $14,128,053. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1) All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.

(2) Income producing investment.

(3) Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2024. The total of all such investments represents 0.31% of partners’ capital.

(4) Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.

(5) Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of June 30, 2024 was $46,760,545 and $5,870,425, respectively.

(6) Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.

(7) Restricted investments as to resale.